Document and Entity Information	Jan. 16, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 16, 2023
Entity Registrant Name	WHIRLPOOL CORP /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3932
Entity Tax Identification Number	38-1490038
Entity Address, Address Line One	2000 North M-63
Entity Address, City or Town	Benton Harbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49022-2692
City Area Code	269
Local Phone Number	923-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000106640
Amendment Flag	false
Chicago Stock Exchange [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	CHX
New York Stock Exchange [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	NYSE